GCAT 2025-INV2 Trust ABS-15G

Exhibit 99.8

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	564	93.69%
Delinquency, No Missing Data	38	6.31%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	602	100.00%